Revenue - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract loss accruals			$ 34,400,000	$ 0	$ 0
Contract losses for work not completed	$ 10,900,000	$ 10,900,000	20,700,000
Current contract assets	14,634,000	14,634,000	11,532,000	1,200,000
Noncurrent contract assets	100,000	100,000	700,000	0
Contract with customer liability revenue recognized	1,300,000	5,500,000	1,200,000	$ 1,400,000	$ 900,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligation			$ 8,400,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Disaggregation of Revenue [Line Items]
Transaction price allocated to remaining performance obligation	$ 13,700,000	$ 13,700,000
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period					12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period				12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period			12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Disaggregation of Revenue [Line Items]
Revenue recognize period	12 months	12 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period					24 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period				24 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Revenue recognize period			24 months
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Disaggregation of Revenue [Line Items]
Revenue recognize period	24 months	24 months